RISK FACTORS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Period for which cumulative inflation rates used for considering country as highly inflationary	3 years
Minimum
Insurance coverage deductibles range for claims which occur outside or inside the United States	1
Cumulative inflation rate before a country is considered highly inflationary (as a percent)	100.00%
Maximum
Insurance coverage deductibles range for claims which occur outside or inside the United States	3